JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—91.8% (a)
Alabama—2.2%
Industrial Development Revenue/Pollution Control Revenue—0.2%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000	1,022
Utility—2.0%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (c)	3,750	4,067
Energy Southeast A Cooperative District Series 2024B, Rev., 5.25%, 6/1/2032 (c)	1,500	1,631
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	1,500	1,581
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,000	1,073
		8,352
Total Alabama		9,374
California—82.4%
Certificate of Participation/Lease—0.6%
City and County of San Francisco, Multiple Capital Improvement Projects Series 2025R-1, COP, 5.00%, 4/1/2041	2,000	2,252
County of San Diego, County Public Health and Capital Improvement Series 2023, COP, 5.00%, 10/1/2037	425	494
		2,746
Education—4.9%
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2 Series 2022A, Rev., 4.00%, 6/1/2031 (b)	1,250	1,234
California Enterprise Development Authority, Rocklin Academy Project Series 2024, Rev., 5.00%, 6/1/2054 (b)	1,250	1,173
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,027
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024B, Rev., 5.00%, 11/1/2029	4,400	4,678
Series 2024B, Rev., 5.00%, 11/1/2041	1,175	1,245
California School Finance Authority, Green Dot Public School Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	300	315
California State University, Systemwide Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,153
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	278
Series 2023, 4.00%, 8/1/2043	1,000	1,004
Series 2023, 5.00%, 8/1/2044	800	873
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,184
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,511
Series 2025CC, Rev., 5.00%, 5/15/2043	2,975	3,315
		20,990
General Obligation—14.8%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,750	3,868
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500	1,525
Colton Joint Unified School District, Election of 2014
Series A, GO, Zero Coupon, 8/1/2037	1,000	652
Series A, GO, Zero Coupon, 8/1/2039	1,075	631
Series A, GO, Zero Coupon, 8/1/2044	750	322
Series A, GO, Zero Coupon, 8/1/2045	1,000	407
Series A, GO, Zero Coupon, 8/1/2046	1,000	383
Cupertino Union School District, Election of 2024 Series A, GO, 5.75%, 8/1/2050	1,000	1,136
Desert Community College District, Election of 2016 , GO, 4.00%, 8/1/2051	4,000	3,830
Desert Sands Unified School District, Election of 2024 , GO, 4.00%, 8/1/2050	1,500	1,455

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
General Obligation — continued
Foothill-De Anza Community College District, Election of 2020 Series 2020D, GO, 5.00%, 8/1/2042	1,200	1,355
Grossmont Healthcare District Series 2025F, GO, 5.00%, 7/15/2040	3,000	3,449
Long Beach Community College District Series 2025E, GO, 5.00%, 8/1/2046	1,650	1,807
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018 Series C, GO, 4.00%, 8/1/2045	1,235	1,232
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,152
Series 2024 QRR, GO, 5.25%, 7/1/2049	1,000	1,089
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	402
GO, Zero Coupon, 7/1/2032	880	679
Modesto High School District, Election of 2022
Series B, GO, 5.00%, 8/1/2039	850	998
Series B, GO, 5.00%, 8/1/2040	1,000	1,155
Mount Diablo Unified School District
GO, 5.00%, 8/1/2032	750	884
GO, 5.00%, 8/1/2033	700	838
Napa Valley Unified School District, Election of 2006 Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,912
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,000	1,012
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054	1,000	1,015
Palo Alto Unified School District, Election of 2008 Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,762
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000	1,028
Rio Hondo Community College District, Election of 2024 Series 2025A, GO, 4.38%, 8/1/2055	1,750	1,758
San Diego Unified School District, Election of 1998
Series G-1, GO, A.G., 5.25%, 7/1/2028 (d)	385	413
Series G-1, GO, A.G., 5.25%, 7/1/2028	2,115	2,285
San Dieguito Union High School District , GO, 5.00%, 8/1/2037	1,700	2,045
San Francisco Bay Area Rapid Transit District Series 2025E-1, GO, 5.00%, 8/1/2042	1,500	1,700
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	669
Series C, GO, 4.00%, 9/1/2043	1,490	1,501
San Jose Unified School District, Election of 2002 Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,635
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,080
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,817
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	778
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,665
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	950
GO, 4.00%, 10/1/2041	5,000	5,072
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000	1,000
William S Hart Union High School District, Capital Appreciation Election 2001 Series 2005B, GO, A.G., Zero Coupon, 9/1/2029	2,500	2,244
		63,590
Hospital—7.2%
California Health Facilities Financing Authority
Series 2025A, Rev., 5.00%, 2/1/2044	1,000	1,072

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Hospital — continued
Series 2025A, Rev., 5.25%, 2/1/2048	1,750	1,881
California Health Facilities Financing Authority, Adventist Health System Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,168
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	251
Rev., 5.00%, 11/15/2032	400	401
Series 2021A, Rev., 4.00%, 8/15/2048	2,000	1,852
California Health Facilities Financing Authority, Children's Hospital of Orange County
Series 2024B, Rev., 5.00%, 5/1/2031 (c)	1,000	1,119
Series 2024A, Rev., 5.00%, 11/1/2054	1,500	1,574
California Health Facilities Financing Authority, CommonSpirit Health Series 2024A, Rev., 5.00%, 12/1/2025	100	100
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,500	1,323
California Health Facilities Financing Authority, Scripps Health Series 2024B-2, Rev., 5.00%, 2/4/2031 (c)	1,800	2,006
California Health Facilities Financing Authority, Stanford Health Care Series 2025B, Rev., 5.00%, 8/15/2035	1,120	1,367
California Health Facilities Financing Authority, Sutter Health
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,563
Series 2017A, Rev., 4.00%, 11/15/2048	1,000	919
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2049	750	763
Series 2025, Rev., 5.00%, 11/1/2054	2,000	2,022
California Public Finance Authority, PIH Health Series 2024A, Rev., 5.00%, 6/1/2035	1,790	2,007
California Statewide Communities Development Authority, John Muir Health
Series 2024E-2, Rev., 5.00%, 10/1/2027 (c)	675	699
Series 2024A, Rev., 5.00%, 12/1/2027	450	471
Series 2024A, Rev., 5.25%, 12/1/2054	1,000	1,059
California Statewide Communities Development Authority, Kaiser Permanente Series 2009C-2, Rev., 5.00%, 11/1/2029 (c)	2,000	2,178
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,000	1,000
Series 2018A, Rev., 5.50%, 12/1/2058 (b)	1,000	1,005
Regents of the University of California Medical Center Pooled Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,363
		31,163
Housing—6.3%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,460
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,539
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2026	450	457
Series 2024A, Rev., 5.00%, 8/15/2027	575	594
Series 2024A, Rev., 5.00%, 8/15/2029	820	878
Series 2024A, Rev., 5.00%, 8/15/2031	540	596
Series 2024A, Rev., 5.00%, 8/15/2054	1,000	1,022
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,808
California Municipal Finance Authority, Martha Gardens Apartments Series 2025A-2, Rev., 3.45%, 12/1/2028 (c)	1,500	1,515
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	3,000	3,166
California Municipal Finance Authority, Terracina At Westpark Apartments Series 2024A, Rev., 3.20%, 8/1/2027 (c)	2,500	2,497
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	500	490

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Housing — continued
California Statewide Communities Development Authority, Heritage Park Apartments Project Series 2025A, Rev., FNMA COLL, 3.70%, 4/1/2035	2,500	2,592
California Statewide Communities Development Authority, Sequoia Living Projects Series 2025A, Rev., 5.00%, 7/1/2039	1,735	1,951
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., 5.00%, 6/1/2026 (c)	2,000	2,019
Los Angeles Housing Authority, Multi Family Housing, Victory BLVD Series 2025A, Rev., 3.00%, 12/10/2025 (c) (e)	2,500	2,500
		27,084
Industrial Development Revenue/Pollution Control Revenue—4.5%
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,262
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust Series 2023B, Rev., 5.00%, 10/1/2026 (c)	3,000	3,048
California Municipal Finance Authority, Republic Services, Inc., Project Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (c)	2,985	2,997
California Municipal Finance Authority, Waste Management, Inc., Project Series 2009A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	1,998
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project , Rev., AMT, 5.00%, 7/1/2035 (b)	2,105	2,289
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-1, Rev., AMT, 3.45%, 1/15/2026 (b) (c)	1,000	1,000
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, Rev., 5.00%, 9/1/2026	1,000	1,019
Rialto Public Financing Authority, Police Station Project
Series 2023A, Rev., 5.00%, 6/1/2036	450	504
Series 2023A, Rev., 5.00%, 6/1/2038	400	441
Series 2023A, Rev., 5.00%, 6/1/2048	2,000	2,085
Santa Cruz County Redevelopment Successor Agency
Series 2025B, Rev., 5.00%, 9/1/2026	500	510
Series 2025B, Rev., 5.00%, 9/1/2027	285	298
Series 2025B, Rev., 5.00%, 9/1/2028	400	428
Series 2025B, Rev., 5.00%, 9/1/2029	500	548
		19,427
Other Revenue—13.6%
California Community Choice Financing Authority, Green Bond Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,006
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	3,000	691
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	1,500	1,429
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,172
Series 2020A, Rev., 4.00%, 6/1/2049	1,150	993
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,000	766
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2049	1,000	867
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	5,250	1,047
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	453
Series 2024A, Rev., 5.00%, 4/1/2027	365	373
Series 2024A, Rev., 5.00%, 4/1/2028	310	322
Series 2024A, Rev., 5.00%, 4/1/2029	250	263
Series 2024A, Rev., 5.00%, 4/1/2030	200	214
Series 2024A, Rev., 5.00%, 4/1/2031	265	287
Series 2024A, Rev., 5.00%, 4/1/2032	310	339
Rev., 4.33%, 11/20/2040 (c)	999	1,002

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Other Revenue — continued
Series 2025-1, Rev., 3.44%, 2/20/2041 (c)	995	931
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,457
Series 2024A, Rev., 5.00%, 4/1/2054	1,300	1,309
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,397
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,528
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2036	1,000	1,077
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020, Rev., AMT, VRDO, 3.80%, 3/2/2026 (c)	1,000	1,000
Series 2020B, Rev., AMT, 3.85%, 6/1/2026 (c)	3,500	3,499
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,153
City of Los Angeles , Rev., TRAN, 5.00%, 6/25/2026	5,000	5,074
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021B, Rev., 3.00%, 6/1/2046	1,580	1,430
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,434
Jurupa Public Financing Authority Series 2024, A.G., 5.00%, 9/1/2035	2,000	2,364
Long Beach Bond Finance Authority Series 2007A, Rev., 5.00%, 11/15/2035	2,875	3,283
Los Angeles County Public Works Financing Authority Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,680
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	2,000	2,440
Municipal Improvement Corp. of Los Angeles Series 2025A, Rev., 5.00%, 5/1/2044	1,000	1,081
Municipal Improvement Corp. of Los Angeles, Real Property
Series 2016B, Rev., 4.00%, 11/1/2035	2,000	2,008
Series 2023A, Rev., 5.00%, 5/1/2043	1,000	1,081
Ontario Public Financing Authority
Series 2025A, Rev., 5.00%, 11/1/2032	300	354
Series 2025A, Rev., 5.00%, 11/1/2033	475	568
Pasadena Public Financing Authority, Rose Bowl Renovation Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	601
San Diego Public Facilities Financing Authority
Series 2025A, Rev., 5.00%, 10/15/2042	2,500	2,831
Series 2025A, Rev., 5.00%, 10/15/2043	2,000	2,240
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021B-1, Rev., 4.00%, 6/1/2049	1,435	1,409
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp.
Series 2019A, Rev., 5.00%, 6/1/2029	1,035	1,110
Series 2019A, Rev., 5.00%, 6/1/2037	1,000	1,040
Series 2019A, Rev., 5.00%, 6/1/2048	1,000	1,002
		58,605
Prerefunded—1.2%
Campbell Union High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,413
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,670
		5,083
Transportation—10.0%
Bay Area Toll Authority, Toll Bridge
Series 2024I, Rev., VRDO, 2.40%, 12/1/2025 (c)	8,600	8,600
Series 2025F-2, Rev., 5.00%, 4/1/2043	1,295	1,439

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Transportation — continued
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	795	763
California Infrastructure and Economic Development Bank, Academy of Motion Picture Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,190
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025 B, Rev., 12.00%, 11/2/2026 ‡ (c)	2,740	2,192
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	1,008
City of Los Angeles Department of Airports
Series 2025A, Rev., AMT, 5.00%, 5/15/2027	2,000	2,057
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,149
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,772
City of Los Angeles Department of Airports, International Airport Subordinate Series 2022G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,387
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,791
Norman Y Mineta San Jose International Airport SJC Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,180
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,478
Series 2024A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,125
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,685
Series 2025B, Rev., AMT, 5.25%, 7/1/2045	3,000	3,218
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,570
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,750	1,752
Southern California Logistics Airport Authority, Junior Lien
Series 2025A, Rev., A.G., 5.00%, 12/1/2030	615	692
Series 2025A, Rev., A.G., 5.00%, 12/1/2031	880	1,008
Series 2025A, Rev., A.G., 5.00%, 12/1/2033	745	878
Series 2025A, Rev., A.G., 5.00%, 12/1/2035	720	864
Series 2025A, Rev., A.G., 5.00%, 12/1/2037	440	517
		43,315
Utility—8.9%
California Community Choice Financing Authority, Clean Energy Project
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	2,175	2,326
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000	2,141
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	5,000	5,453
Series 2025F, Rev., 5.00%, 11/1/2033	2,000	2,191
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,800	4,167
City of Glendale Electric
Series 2024-2, Rev., 5.00%, 2/1/2045	1,000	1,066
Series 2024-2, Rev., A.G. - CR, 5.00%, 2/1/2047	1,220	1,294
Series 2024, Rev., 5.00%, 2/1/2049	3,000	3,145
City of Vernon, Electric System Series 2021A, Rev., 5.00%, 4/1/2026	650	654
Imperial Irrigation District Electric System
Rev., 5.00%, 11/1/2043	1,150	1,280
Rev., 5.00%, 11/1/2044	1,175	1,291
Sacramento Municipal Utility District Series 2023D, Rev., 5.00%, 10/15/2030 (c)	3,500	3,868
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,140

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Utility — continued
Southern California Public Power Authority, Canyon Power Project Series 2025A, Rev., 5.00%, 7/1/2032	1,000	1,112
Southern California Public Power Authority, Transmission System Renewal Project Series 2023-1, Rev., 5.00%, 7/1/2042	3,000	3,230
Vista Joint Powers Financing Authority
Series 2025A, Rev., 5.00%, 5/1/2033	750	892
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,203
Series 2025A, Rev., 5.00%, 5/1/2035	750	911
Series 2025A, Rev., 5.00%, 5/1/2037	885	1,057
		38,421
Water & Sewer—10.4%
Antelope Valley-East Kern Water Agency Financing Authority Series 2025B, Rev., 5.00%, 4/1/2028 (c)	1,000	1,036
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund , Rev., 4.00%, 10/1/2040	2,000	2,068
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,066
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,595
City of Los Angeles, Wastewater System, Subordinate
Series 2025C, Rev., 5.00%, 6/1/2030	2,000	2,254
Series 2025C, Rev., 5.00%, 6/1/2040	2,000	2,314
City of San Francisco Public Utilities Commission Water, Hetch Hetchy water Series 2025, Subseries F-1, Rev., 5.00%, 11/1/2038	1,500	1,789
City of San Francisco, Public Utilities Commission Water Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,750
East Bay Municipal Utility District Wastewater System Series 2025B, Rev., 5.00%, 6/1/2037	1,000	1,204
East Bay Municipal Utility District Water System Series 2025A, Rev., 5.00%, 6/1/2050	1,000	1,078
Eastern Municipal Water District, Water and Wastewater Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,926
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2027	450	470
Series 2023A, Rev., 5.00%, 9/1/2029	260	284
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,121
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,015
Series 2025C, Rev., 5.00%, 7/1/2036	1,450	1,663
Series 2023D, Rev., 5.00%, 7/1/2042	520	557
Los Angeles Department of Water and Power Water System
Series 2016A, Rev., 5.00%, 7/1/2031	1,610	1,613
Series 2022D, Rev., 5.00%, 7/1/2041	270	289
Series 2022D, Rev., 5.00%, 7/1/2052	3,000	3,092
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	3,000	2,856
Metropolitan Water District of Southern California Series 2024B3, Rev., 5.00%, 7/1/2031 (c)	1,000	1,107
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	2,240	2,377
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026 (d)	440	450
Series 2018B, Rev., 5.00%, 10/1/2026	635	649
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,768
Southern California Water Replenishment District , Rev., 5.00%, 8/1/2038	1,250	1,314

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
California — continued
Water & Sewer — continued
State of California Department of Water Resources, Central Valley Project Series BF, Rev., 5.00%, 12/1/2035	2,000	2,332
State of California Department of Water Resources, Central Valley Project, Water System Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,817
		44,854
Total California		355,278
Florida—0.0% ^
Transportation—0.0% ^
Florida Development Finance Corp., Brightline Florida Passenger Rail Project , Rev., AMT, 5.50%, 7/1/2053	250	207
Georgia—1.5%
Utility—1.5%
Main Street Natural Gas, Inc., Gas Supply
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000	2,158
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	1,150	1,238
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	2,940	3,172
		6,568
Guam—0.3%
Other Revenue—0.3%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2036	1,250	1,374
Idaho—0.3%
Housing—0.3%
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,000	1,133
Illinois—0.5%
General Obligation—0.5%
Chicago Board of Education Series 2016A, GO, 7.00%, 12/1/2025	1,965	1,965
Iowa—0.2%
Other Revenue—0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	6,265	936
Kentucky—0.2%
Utility—0.2%
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,000	1,046
North Carolina—0.2%
Housing—0.2%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000	1,000

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Ohio—0.7%
Other Revenue—0.5%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	1,750	1,474
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,180	541
		2,015
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,025
Total Ohio		3,040
Pennsylvania—0.3%
Housing—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,072
Puerto Rico—1.6%
General Obligation—0.5%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,046
Other Revenue—1.1%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	3,275	674
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	885
Series A-1, Rev., Zero Coupon, 7/1/2046	2,935	996
Series A-1, Rev., 5.00%, 7/1/2058	2,400	2,334
		4,889
Total Puerto Rico		6,935
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	490	548
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	995	1,132
		1,680
Utah—0.3%
Housing—0.3%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	980	1,094
Wisconsin—0.7%
Housing—0.2%
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	975	1,052
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,035
Rev., AMT, 5.75%, 7/1/2049	1,000	1,046
		2,081
Total Wisconsin		3,133
Total Municipal Bonds (Cost $389,006)		395,835

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	Shares (000)	Value ($000)
Short-Term Investments—7.5%
Investment Companies—7.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (f) (g)(Cost $32,303)	32,301	32,304
	No. of Contracts
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
1/23/2026 at USD 130.00, American Style
Notional Amount: USD 100,000
Counterparty: Exchange-Traded *	1,000	47
1/23/2026 at USD 140.00, American Style
Notional Amount: USD 100,000
Counterparty: Exchange-Traded *	1,000	11
Total Options Purchased (Cost $219)		58
Total Investments—99.3% (Cost $421,528)		428,197
Assets in Excess of Other Liabilities—0.7%		2,804
Net Assets—100.0%		431,001

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	77	03/20/2026	USD	8,728	19
U.S. Treasury Long Bond	33	03/20/2026	USD	3,875	24
					43
Short Contracts
U.S. Treasury 10 Year Ultra Note	(25)	03/20/2026	USD	(2,905)	(11)
U.S. Treasury Ultra Bond	(12)	03/20/2026	USD	(1,451)	(11)
					(22)
					21

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	2,000.00	USD 200,000	USD 135.00	1/23/2026	(47)
Total Written Options Contracts (Premiums Received $ (156))						(47)

Abbreviations
USD	United States Dollar

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Municipal Bonds
Alabama	$—	$9,374	$—	$9,374
California	—	353,086	2,192	355,278
Florida	—	207	—	207
Georgia	—	6,568	—	6,568
Guam	—	1,374	—	1,374
Idaho	—	1,133	—	1,133
Illinois	—	1,965	—	1,965
Iowa	—	936	—	936
Kentucky	—	1,046	—	1,046
North Carolina	—	1,000	—	1,000
Ohio	—	3,040	—	3,040
Pennsylvania	—	1,072	—	1,072
Puerto Rico	—	6,935	—	6,935
South Dakota	—	1,680	—	1,680
Utah	—	1,094	—	1,094
Wisconsin	—	3,133	—	3,133
Total Municipal Bonds	—	393,643	2,192	395,835
Options Purchased	58	—	—	58
Short-Term Investments
Investment Companies	32,304	—	—	32,304
Total Investments in Securities	$32,362	$393,643	$2,192	$428,197
Appreciation in Other Financial Instruments
Futures Contracts	$43	$—	$—	$43
Depreciation in Other Financial Instruments
Futures Contracts	$(22)	$—	$—	$(22)
Options Written
Call Options Written	(47)	—	—	(47)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(26)	$—	$—	$(26)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Municipal Bonds	$—	$—	$(340)	$1	$2,531	$—	$—	$—	$2,192

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(340).
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,192	Terms of Restructuring	Expected Recovery	80.00% (80.00%)
Municipal Bonds
	2,192
Total	$2,192

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (a) (b)	$36,833	$153,746	$158,275	$— (c)	$—	$32,304	32,301	$695	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
(c)	Amount rounds to less than one thousand.